Fees Summary	Mar. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,722,000
Previously Paid Amount	0.00
Total Fee Amount	1,480.71
Total Offset Amount	0.00
Net Fee	1,480.71
Narrative - Max Aggregate Offering Price	$ 10,722,000
Final Prospectus	true